Note 4 - Property and Equipment - Summary of Property and Equipment (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Property and equipment, gross	$ 65,252	$ 63,553
Less accumulated depreciation and amortization	(22,037)	(19,582)
Property and equipment, net	43,215	43,971
Land and Land Improvements [Member]
Property and equipment, gross	14,318	14,118
Building and Building Improvements [Member]
Property and equipment, gross	34,721	33,533
Machinery and Equipment [Member]
Property and equipment, gross	9,151	9,015
Vehicles [Member]
Property and equipment, gross	467	445
Office Equipment [Member]
Property and equipment, gross	6,301	5,963
Construction in Progress [Member]
Property and equipment, gross	$ 294	$ 479